Deposits (Tables)	12 Months Ended
Mar. 31, 2023
Deposits [Abstract]
Time Deposits by Maturity
The maturity information at March 31, 2023 for domestic and foreign time deposits, including CDs, is summarized as follows:

	Domestic	Foreign
	(in millions)
Due in one year or less	¥31,966,328	¥29,492,912
Due after one year through two years	4,400,809	504,083
Due after two years through three years	2,327,682	170,605
Due after three years through four years	454,931	99,234
Due after four years through five years	448,420	40,959
Due after five years	706,729	32,825
Total	¥40,304,899	¥30,340,618